Cost of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Analysis of income and expense [abstract]
Employee salaries and benefits	$ 4,576	$ 3,873	$ 13,875	$ 12,149
Web hosting fees	1,299	1,329	3,701	3,589
Third party service fees	2,605	1,763	6,878	4,361
Other	299	175	789	572
Cost of revenue	$ 8,779	$ 7,140	$ 25,243	$ 20,671